Customers with Greater than 10% Outstanding Accounts Receivable (Detail) (Accounts Receivable, Customer A, Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable | Customer A | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of accounts receivable	10.10%	15.90%